Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity File Number	1-10026
Entity Registrant Name	ALBANY INTERNATIONAL CORP.
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	325 Corporate Drive
Entity Tax Identification Number	14-0462060
Entity Address, Postal Zip Code	03801
City Area Code	603
Local Phone Number	330-5800
Trading Symbol	AIN
Entity Emerging Growth Company	false
Entity Central Index Key	0000819793
Security Exchange Name	NYSE
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH